Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	$ (6,670)	¥ (46,644)	¥ (34,900)	¥ (105,610)